Prepaid Expenses and Other (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Prepaid Expenses and Other
Prepaid expenses	$ 19,313	$ 18,457
Equity derivative contracts (Note 4)	$ 19,766	$ 26,372
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other	Prepaid expenses and other
Inventory	$ 534	$ 715
Prepaid expenses and other	$ 39,613	$ 45,544